29 Provisions for Legal Claims and Contingent Liabilities (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	R$ 1,555,704	R$ 1,606,713
Contingent liabilities	5,206,783	3,485,149
Tax [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	173,873	175,790
Contingent liabilities	576,623	628,546
Tax [member] | Cofins [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	107,148	104,284
Contingent liabilities	R$ 6,554	6,415
Description	Requirement of the Federal Revenue Service for the period from August 1995 to December 1996, due to the termination of a judicial decision that has recognized the Company's exemption from Cofins.
Tax [member] | INSS [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	R$ 29,405	30,744
Contingent liabilities	R$ 100,165	117,018
Description	Tax requirements related to the social security contribution.
Tax [member] | Federal taxes [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions
Contingent liabilities	R$ 84,027	105,800
Description	Administrative requirements and questions from the Federal Revenue of Brazil.
Tax [member] | ICMS [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions
Contingent liabilities	R$ 97,404	87,657
Description	Copel Distribution received tax deficiency notice 6.587.156-4 from the State of Paraná for allegedly failing to pay ICMS (VAT) tax on the 'metered demand' highlighted in the electricity bills issued to a major consumer between May 2011 and December 2013. The Company maintains its illegitimacy to appear in the taxable position of this tax assessment, since it was not included in the judicial proceeding, thus it cannot suffer the effects of the ruling rendered thereon, which would entail its illegitimacy to appear as liable taxpayer in tax deficiency notice issued. The Company filed a writ of mandamus at 07.16.2019, having obtained an injunction to suspend the enforceability of the tax credit.
Tax [member] | IPTU [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions
Contingent liabilities	R$ 98,459	87,006
Description	Tax Requirement on Urban Territorial Property on properties affected by the public electricity service.
Tax [member] | ISS [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions
Contingent liabilities	R$ 73,094	65,443
Description	City halls tax requirement as ISS on construction services provided by third parties.
Tax [member] | Others [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	R$ 37,320	40,762
Contingent liabilities	R$ 116,920	159,207
Description	Taxes, fees and other federal, state and municipal taxes in which the Company discusses the levy or not, as well as its bases and amounts for payment
Labor [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	R$ 596,248	673,062
Contingent liabilities	R$ 345,080	419,917
Description	Charging of overtime, hazardous work, transfer surcharge, equalization / salary adjustment, among others, by employees and former employees of Copel; collection of indemnity installments and others, by ex-employees of contractors and outsourced companies (subsidiary responsibility).
Employee Benefits [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	R$ 52,401	86,297
Contingent liabilities	R$ 9,210	21,338
Description	Labor claims filed by former retired employees against Fundação Copel, which will consequently cause repercussions for the Company and its wholly-owned subsidiaries, to the extent that additional contributions are required.
Regulatory [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	R$ 88,699	79,808
Contingent liabilities	1,158,993	1,141,420
Regulatory [member] | Others [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	R$ 18,511	22,808
Contingent liabilities		8,104
Description	Aneel's notifications about possible breaches of regulatory standards
Regulatory [member] | Dispatch Aneel n 288/2002 [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	R$ 70,188	57,000
Description	Legal actions against Aneel Dispatch No. 288/2002 involving the companies Companhia Estadual de Energia Elétrica - CEEE and Dona Francisca Energética S.A.
Regulatory [member] | ESBR [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions
Contingent liabilities	R$ 942,640	1,034,593
Description	ESBR filed Ordinary Lawsuit No. 10426-71.2013.4.01.4100 against ANEEL in the Federal Court of Rondônia, whose ruling: (i) acknowledged the exclusion of liability for the 535-day schedule overrun in the construction of the Jirau Hydropower Station; (ii) declares any obligations, penalties and costs imposed on ESBR as a result of the schedule overrun to be unenforceable, and (iii) annuls ANEEL Resolution 1,732/2013, which had recognized a schedule overrun of only 52 days. An appeal has been brought by ANEEL, pending judgment by the Federal Court of the 1st Region. The practical consequence of the ruling was, at the time it exempted ESBR, to expose the distributors with whom it entered into power trading contracts (CCEARs) to the Short-Term Market and to the high value of the Settlement Price of the Differences (Preço de Liquidação das Diferenças - PLD, in Portuguese) in the period, including Copel DIS. This occurred because the rules for the sale of electricity require that all energy consumed should have a corresponding contractual coverage. If the lawsuits are judged unfavorably against Copel, the amount will be classified as Sectorial Financial Asset to be recovered through tariff rates.
Regulatory [member] | Colider Exclusion of Liability [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions
Contingent liabilities	R$ 216,353	98,723
Description	Discussion on the value of the Tariff for use of the transmission system - TUST and monetary adjustment on energy values referring to the exclusion of liability period. As a result of the court injunction that excluded the delay period for the Colíder HPP from being responsible for the delivery of energy contracted in the Regulated Contracting Environment - ACR, CCEE proceeded to credit, valued to PLD, the energy previously backed to comply with ACR. However, in the event of failure in the lawsuit, the Company must return the amounts credited, updated by the IGPM.
Civil [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	R$ 644,483	591,756
Contingent liabilities	3,116,877	1,273,928
Civil [member] | Tobacco growers [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	50,330	48,977
Contingent liabilities	R$ 41,258	34,792
Description	Actions whose main cause is the lack of electricity causing loss of production.
Civil [member] | Department of Roads and Roadworks [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions
Contingent liabilities	R$ 95,669	85,277
Description	The Department of Roads and Roadworks (Departamento de Estradas e Rodagens - DER, in Portuguese) - issued a tax assessment notice to Copel Distribuição which, in turn, filed a lawsuit challenging DER's Charge for Use or Occupancy of Highway Domain Range, since the Company understands that this charge is unconstitutional because it has a confiscatory nature.
Civil [member] | Arbitration [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	R$ 125,719	119,579
Contingent liabilities	R$ 510,543	485,607
Description	Discussion by arbitration under secrecy and confidentiality, in the discovery phase, with no decision having been handed down to date.
Civil [member] | PIS / COFINS credit on ICMS [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions
Contingent liabilities	R$ 1,755,112
Description	Referring to estimated contingent liability, as per Management’s judgment and the opinion of its legal counsel, regarding the adventitious filing of claims by consumers in connection with the recognized tax credit, as detailed in Note 13.2.1, referring to the period infringing the tax neutrality rule, between the 11th and the 16th years, of a total of 16 years considered in the action. On February 9, 2021, Aneel opened Public Consultation 005/2021 to obtain subsidies until March 29, 2020, in order to improve the proposal to return these tax credits to consumers. Aneel's technical areas prepared a technical note to the aforementioned Public Consultation, delimiting its scope for economic and financial analysis, but without discussing the legal aspects brought up in the scope of Grant 005/2020 and that permeate the theme. The Company and its legal advisors evaluated the documents made available at Public Consultation 005/2021 and are working on preparing their contributions in order to solidify their understanding and safeguard their rights.
Civil [member] | Civil and administrative law [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	R$ 133,560	139,893
Contingent liabilities	R$ 282,794	300,061
Description	Other actions involving billing, supposed irregular procedures, administrative contracts and contractual fines, indemnity for accidents with the electric power network and accident with vehicles.
Civil [member] | Indemnification to third parties (civil) [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	R$ 82,146	28,513
Contingent liabilities	R$ 38,127	26,104
Description	Actions for indemnity for resulting from damages caused during the construction of power plants
Civil [member] | Easements [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	R$ 110,652	127,010
Contingent liabilities	R$ 26,001	24,635
Description	Discussion between the amount determined by Copel for payment and the amount claimed by the property owner and/or when when the owner's documentation supporting title to the property may not be registered (when probate proceedings are still in progress, properties have no registry number with the land registry, etc.), intervention in third-party adverse possession, either as a confronter, or in case of a property where there are areas of easement of passage, in order to preserve the limits and boundaries of expropriated areas.
Civil [member] | Expropriations and property [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	R$ 86,207	80,079
Contingent liabilities	R$ 138,341	120,760
Description	Discussion between the amount assessed by Copel for payment and the amount claimed by the owner, and / or when the owner's documentation does not present conditions for registration (inventories in progress, properties without registration, among others); actions for repossession of real estate owned by the concessionaire; intervention in the adverse possession of third parties, as a confrontant, in order to preserve the limits and confrontations of the expropriated areas.
Civil [member] | Indemnification to third parties (expropriations) [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	R$ 44,775	38,678
Contingent liabilities	R$ 45,196	36,807
Description	Expropriation lawsuit for construction of electric substation and expropriation of property flooded of power plant.
Civil [member] | Consumers [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	R$ 3,920	4,956
Contingent liabilities	R$ 3,768
Description	Lawsuits seeking compensation for damages caused in household appliances, industrial and commercial machines, lawsuits claiming damages for pain and suffering caused by service interruption and lawsuits filed by industrial consumers, challenging the lawfulness of the increase in electricity prices while Plano Cruzado (anti-inflation economic plan) was in effect and claiming reimbursement for the amounts paid by the Company.
Civil [member] | Environmental [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions	R$ 7,174	4,071
Contingent liabilities	R$ 180,068	R$ 159,885
Description	Public civil and class actions whose purpose is to obstruct the progress of environmental licensing for new projects or to recover permanent preservation areas located around the hydroelectric power plant dams unlawfully used by private individuals. If the outcome of the lawsuits is unfavorable to the Company, Management estimates only the cost to prepare new environmental studies and to recover the areas owned by Copel GeT. They also include the Commitment Agreements (Termos de Ajuste de Conduta - TAC, in Portuguese), which refer to the commitments agreed-upon and approved between the Company and the relevant bodies, for noncompliance with any condition provided for by the Installation and Operating Licenses.